FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
FINANCIAL ASSETS
FINANCIAL ASSETS

(US$ MILLIONS)	2018	2017
Current
Marketable securities (1)	$265	$207
Restricted cash	376	68
Derivative contracts	223	75
Loans and notes receivable	22	11
Total current	$886	$361
Non-current
Marketable securities (1)	$1	$1
Restricted cash	32	11
Derivative contracts	20	7
Loans and notes receivable	150	150
Other financial assets (2)	280	254
Total non-current	$483	$423
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(1)	During the year ended December 31, 2018 the partnership recognized $nil (2017: $49 million), of net gains on disposition of marketable securities.

(2)	Other financial assets includes secured debentures to homebuilding companies in our business services segment.
The increase in financial assets from December 31, 2017 is primarily attributable to the acquisition of Westinghouse in our infrastructure services segment, which accounted for $349 million of the increase, combined with an increase in the fair value of derivatives at our fuel distribution business. This was partially offset by the elimination of warrants held in Teekay Offshore, as we began to consolidate the business in the third quarter of 2018.